Group assets and liabilities - measurement - Fair value disclosed (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial liabilities, carrying value		£ (46,490)	£ (40,523)
Debt securities	[1]	175,356	171,374
Core structural borrowings of shareholder-financed businesses		7,664	6,280
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities, carrying value		(7,664)	(6,280)
Operational borrowings attributable to shareholder-financed businesses
Financial instruments
Financial liabilities, carrying value		(998)	(1,791)
Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities, carrying value		(3,940)	(3,716)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, carrying value		(6,989)	(5,662)
Assets and liabilities at amortised cost and their fair value
Financial instruments
Financial assets, carrying value		13,300
Assets and liabilities at amortised cost and their fair value | Loans
Financial instruments
Financial assets, fair value		13,666	12,939
Financial assets, carrying value		13,257	12,205
Allowance for loan losses		46	28
Assets and liabilities at amortised cost and their fair value | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities, fair value		(3,157)	(3,032)
Financial liabilities, carrying value		(3,168)	(2,997)
Assets and liabilities at amortised cost and their fair value | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities, fair value		(7,847)	(7,023)
Financial liabilities, carrying value		(7,664)	(6,280)
Assets and liabilities at amortised cost and their fair value | Operational borrowings attributable to shareholder-financed businesses
Financial instruments
Financial liabilities, fair value		(998)	(1,791)
Financial liabilities, carrying value		(998)	(1,791)
Assets and liabilities at amortised cost and their fair value | Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities, fair value		(2,103)	(1,832)
Financial liabilities, carrying value		(2,334)	(1,829)
Assets and liabilities at amortised cost and their fair value | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, fair value		(7,008)	(5,728)
Financial liabilities, carrying value		(6,989)	(5,662)
Assets and liabilities at amortised cost and their fair value | Convertible bonds
Financial instruments
Debt securities		376	312
Core structural borrowings of shareholder-financed businesses		981	1,311
Assets and liabilities at amortised cost and their fair value | Level 2 | Loans
Financial instruments
Financial assets, fair value		2,898	2,756
Assets and liabilities at amortised cost and their fair value | Level 2 | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities, fair value		(7,847)	(7,023)
Assets and liabilities at amortised cost and their fair value | Level 2 | Operational borrowings attributable to shareholder-financed businesses
Financial instruments
Financial liabilities, fair value		(994)	(1,788)
Assets and liabilities at amortised cost and their fair value | Level 2 | Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities, fair value		(2,035)	(1,761)
Assets and liabilities at amortised cost and their fair value | Level 2 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, fair value		(1,258)	(1,410)
Assets and liabilities at amortised cost and their fair value | Level 3 | Loans
Financial instruments
Financial assets, fair value		10,768	10,183
Assets and liabilities at amortised cost and their fair value | Level 3 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities, fair value		(3,157)	(3,032)
Assets and liabilities at amortised cost and their fair value | Level 3 | Operational borrowings attributable to shareholder-financed businesses
Financial instruments
Financial liabilities, fair value		(4)	(3)
Assets and liabilities at amortised cost and their fair value | Level 3 | Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities, fair value		(68)	(71)
Assets and liabilities at amortised cost and their fair value | Level 3 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, fair value		£ (5,750)	£ (4,318)

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.